Income Taxes (Details) - Schedule of pre-tax loss - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of pre-tax loss [Line Items]
Domestic	$ (10,405,983)	$ (4,738,282)
Foreign	14,486	(18,017)
Pre-tax Loss	$ (10,391,497)	$ (4,756,299)